Fair Value and Weighted-Average Amortization of Intangible Assets in Connection with Sony Mobile Communications Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Mar. 31, 2013 Trademarks	Mar. 31, 2013 Other	Feb. 15, 2012 Sony Ericsson	Feb. 15, 2012 Sony Ericsson IP cross-licensing	Feb. 15, 2012 Sony Ericsson Developed technology	Feb. 15, 2012 Sony Ericsson Customer relationship	Feb. 15, 2012 Sony Ericsson Trademarks	Feb. 15, 2012 Sony Ericsson Other
Business Acquisition [Line Items]
Acquired intangibles recorded at fair value, subject to amortization			¥ 123,097	¥ 60,834	¥ 24,599	¥ 19,597	¥ 14,086	¥ 3,981
Weighted-average amortization period	10 years	4 years		6 years	9 years	14 years	7 years	7 years